SCHEDULE OF POTENTIAL DILUTIVE SHARES (Details) (Parenthetical)	Dec. 31, 2024 $ / shares
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Share Price	$ 12.00